[AETNA LOGO]                                        151 Farmington Avenue
 [AETNA LETTERHEAD]                                  Hartford, CT  06156


                                                     Linda M. Hernandez
                                                     Prospectus Development Unit
                                                     ARS Operations, TS31
                                                     (860) 273-0912
      June 1, 1999                                   Fax (860) 273-3004

     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C. 20549
     Attention: Filing Desk

     RE: Aetna Life Insurance and Annuity Company and its Variable Account C-- File Nos. 33-75962, 811-2513
           Prospectus Titled:  Opportunity Plus

     Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 17 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on May 24, 1999. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

     If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.

     Sincerely,

     /s/ Linda M. Hernandez
     ----------------------
     Linda M. Hernandez